Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non controlling interests	CAD 142	CAD 159
Carmen de Andacollo [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Region IV, Chile
Ownership ng Rights Held ingInterest	10.00%
Non controlling interests	CAD 34	45
Quebrada Blanca [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Region I, Chile
Ownership ng Rights Held ingInterest	23.50%
Non controlling interests	CAD 30	64
Elkview Mine Limited Partnership [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	British Columbia, Canada
Ownership ng Rights Held ingInterest	5.00%
Non controlling interests	CAD 53	CAD 50
Compania Minera Zafranal S.A.C. [member]
Disclosure of subsidiaries [line items]
Percentage of Interest and Voti Principal Place of Business by Non-Controll	Arequipa Region, Peru
Ownership ng Rights Held ingInterest	20.00%
Non controlling interests	CAD 25